Property and Equipment	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Furniture	€23,873	€23,873
Laboratory Photovoltaic Installation	238,057	238,057
Tools and Machinery	14,822	14,822
Computer	10,689	10,689
	287,441	287,441
Accumulated depreciation	(82,989)	(72,475)
	€204,452	€214,966

During the six months ended June 30, 2026 and 2025, the Company acquired property and equipment of €0 and €9,008, respectively. During the six months ended June 30, 2026 and 2025, the Company recorded depreciation expense of €10,514 and €5,937, respectively.